Matrix Advisors Dividend Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares		Value

COMMON STOCKS - 99.8%
Aerospace/Defense: 1.7%
2,300	General Dynamics Corp.	$524,883

Bank (Money Center): 4.2%
9,800	JPMorgan Chase & Co.	1,277,038

Bank (Processing): 4.7%
30,900	The Bank of New York Mellon Corp.	1,404,096

Bank (Regional): 3.9%
9,800	M&T Bank Corp.	1,171,786

Bank (Super Regional): 8.6%
10,450	The PNC Financial Services Group, Inc.	1,328,195
35,100	US Bancorp	1,265,355
		2,593,550
Beverages: 0.8%
3,900	The Coca-Cola Co.	241,917

Biotechnology: 9.1%
5,600	Amgen, Inc.	1,353,800
16,650	Gilead Sciences, Inc.	1,381,451
		2,735,251
Building Material and Supplies Dealers: 3.9%
4,025	The Home Depot, Inc.	1,187,858

Cable TV: 5.2%
41,600	Comcast Corp. - Class A	1,577,056

Chemicals: 4.2%
4,425	Air Products and Chemicals, Inc.	1,270,904

Computer Software and Services: 5.6%
5,850	Microsoft Corp.	1,686,555

Drug: 4.2%
7,850	AbbVie, Inc.	1,251,055

Drug Store: 4.0%
16,200	CVS Health Corp.	1,203,822

Electric Utility: 4.7%
15,400	American Electric Power Co., Inc.	1,401,246

Food Products: 3.7%
18,850	Tyson Foods, Inc.	1,118,182

Hotels, Restaurants & Leisure: 3.9%
11,400	Starbucks Corp.	1,187,082

Household Products: 2.6%
14,900	Unilever PLC - ADR	773,757

Medical - Biomedical: 4.3%
15,900	Medtronic PLC	1,281,858

Rail Transportation: 3.6%
5,450	Union Pacific Corp.	1,096,867

Securities Brokerage: 3.4%
11,700	Morgan Stanley	1,027,260

Semiconductor: 8.6%
12,350	QUALCOMM, Inc.	1,575,612
5,400	Texas Instruments, Inc.	1,004,454
		2,580,066
Telecommunications (Equipment): 4.9%
28,200	Cisco Systems, Inc.	1,474,155

TOTAL COMMON STOCKS (Cost $26,265,814)		$30,066,244

SHORT-TERM INVESTMENTS - 0.1%
30,609	First American Government Obligations Fund, Class X - 4.64%*	30,609

TOTAL SHORT-TERM INVESTMENTS (Cost $30,609)		$30,609

TOTAL INVESTMENTS (Cost $26,296,423): 99.9%		30,096,853
Liabilities in Excess of Other Assets: 0.1%		28,052
TOTAL NET ASSETS: 100.0%		$30,124,905

ADR American Depositary Receipt
* Rate quoted is seven-day yield at period end

Matrix Advisors Dividend Fund
	Level 1	Level 2	Level 3	Total

Equity
Common Stock*	$30,066,244	$-	$-	$30,066,244
Total Equity	$30,066,244	$-	$-	$30,066,244
Short-Term Investments	$30,609	$-	$-	$30,609
Total Investments in Securities	$30,096,853	$-	$-	$30,096,853

* Please refer to the Schedule of Investments for a breakout of common stocks by industry classifications.